Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	February 2012
Distribution Date	03/15/12
Transaction Month	18
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		August 6, 2010
Closing Date:		August 26, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$ 1,342,974,850.47	79,332	4.69%	60.87
Original Adj. Pool Balance:		$ 1,305,852,694.83

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$ 267,000,000.00	19.881%	0.37121%		September 15, 2011
Class A-2 Notes	Fixed	$ 267,000,000.00	19.881%	0.57000%		March 15, 2013
Class A-3 Notes	Fixed	$ 419,000,000.00	31.199%	0.97000%		April 15, 2015
Class A-4 Notes	Fixed	$ 218,300,000.00	16.255%	1.63000%		March 15, 2017
Total Securities		$ 1,171,300,000.00	87.217%

Overcollateralization		$ 134,552,694.83	10.019%
YSOA		$ 37,122,155.64	2.764%
Total Original Pool Balance		$ 1,342,974,850.47	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$3,978,066.60	0.0148991	$-	-	$3,978,066.60
Class A-3 Notes	$419,000,000.00	1.0000000	$399,936,867.48	0.9545033	$19,063,132.52
Class A-4 Notes	$218,300,000.00	1.0000000	$218,300,000.00	1.0000000	$-
Total Securities	$641,278,066.60	0.5474926	$618,236,867.48	0.5278211	$23,041,199.13

Weighted Avg. Coupon (WAC)	4.55%		4.55%
Weighted Avg. Remaining Maturity (WARM)	45.44		44.52
Pool Receivables Balance	$761,728,343.86		$733,912,687.81
Remaining Number of Receivables	56,638		55,595

Adjusted Pool Balance	$742,396,260.97		$715,447,490.06

III. COLLECTIONS

Principal:
Principal Collections	$26,736,235.63
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$714,941.86
Total Principal Collections	$27,451,177.49

Interest:
Interest Collections	$2,876,835.55
Late Fees & Other Charges	$46,098.16
Interest on Repurchase Principal	$-
Total Interest Collections	$2,922,933.71

Collection Account Interest	$1,425.51
Reserve Account Interest	$399.83
Servicer Advances	$-

Total Collections	$30,375,936.54

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	February 2012
Distribution Date	03/15/12
Transaction Month	18
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections	$30,375,936.54
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$30,375,936.54

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$634,773.62		$634,773.62	$634,773.62
Collection Account Interest					$1,425.51
Late Fees & Other Charges					$46,098.16
Total due to Servicer					$682,297.29

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$1,889.58		$1,889.58
Class A-3 Notes		$338,691.67		$338,691.67
Class A-4 Notes		$296,524.17		$296,524.17

Total interest:		$637,105.42		$637,105.42	$637,105.42

Available Funds Remaining:					$29,056,533.83

3. Principal Distribution Amount:					$23,041,199.13

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$3,978,066.60
Class A-3 Notes		$19,063,132.52
Class A-4 Notes		$-
Class A Notes Total:	23,041,199.13	$23,041,199.13
Total Noteholders Principal		$23,041,199.13

4. Available Amounts Remaining to reserve account			6,015,334.70

5. Trustee Expenses			0.00

6. Remaining Available Collections Released to Certificateholder			6,015,334.70

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$19,332,082.89
Beginning Period Amount	$19,332,082.89
Current Period Amortization	$866,885.14
Ending Period Required Amount	$18,465,197.75
Ending Period Amount	$18,465,197.75
Next Distribution Date Required Amount	$17,619,011.75

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,529,263.47
Beginning Period Amount	$6,529,263.47
Current Period Release to Collection Account	$-
Current Period Deposit	$6,015,334.70
Current Period Release to Depositor	$6,015,334.70
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,529,263.47
Ending Period Amount	$6,529,263.47

VII. OVERCOLLATERALIZATION

Overcollateralization Target	14.50%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$ 101,118,194.37	$ 97,210,622.58	$ 97,210,622.58
Overcollateralization as a % of Adjusted Pool		13.62%	13.59%	13.59%

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	February 2012
Distribution Date	03/15/12
Transaction Month	18
30/360 Days	30
Actual/360 Days	29

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.03%	55,056	99.02%	$726,688,268.32
30 - 60 Days	0.75%	418	0.76%	$5,551,240.01
61 - 90 Days	0.19%	107	0.21%	$1,528,358.06
91 + Days	0.03%	14	0.02%	$144,821.42
		55,595		$733,912,687.81
Total
Delinquent Receivables 61 + days past due	0.22%	121	0.23%	$1,673,179.48
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.29%	163	0.30%	$2,314,926.14
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.30%	175	0.30%	$2,355,177.46
Three-Month Average Delinquency Ratio	0.27%		0.28%

Repossession in Current Period		60		$967,134.70
Repossession Inventory		77		$793,021.97

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,079,420.42
Recoveries				$(714,941.86)
Net Charge-offs for Current Period				$364,478.56

Beginning Pool Balance for Current Period				$761,728,343.86

Net Loss Ratio				0.57%
Net Loss Ratio for 1st Preceding Collection Period				0.19%
Net Loss Ratio for 2nd Preceding Collection Period				0.42%
Three-Month Average Net Loss Ratio for Current Period				0.40%

Cumulative Net Losses for All Periods				$5,798,072.66
Cumulative Net Losses as a % of Initial Pool Balance				0.43%

Principal Balance of Extensions				$2,164,176.88
Number of Extensions				133

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